Stock-based Compensation - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plan, shares of common stock to be issued or transferred upon exercise of each of the stock acquisition rights	1,000
Stock-based compensation plan, exercise price per share	¥ 1
Stock-based compensation plan, contractual term (in years)	20
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plan, exercise price per share	¥ 1
Stock-based compensation plan, weighted-average grant-date fair value	¥ 119,520	¥ 168,690
Stock-based compensation plan, compensation cost recognized in income	¥ 814	¥ 984	¥ 1,033
Mizuho Trust & Banking Company Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plan, weighted-average grant-date fair value	¥ 70,030	¥ 110,000
Stock-based compensation plan, compensation cost recognized in income	181	192	155
Mizuho Securities Company Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plan, weighted-average grant-date fair value	¥ 190,280	¥ 306,210
Stock-based compensation plan, compensation cost recognized in income	¥ 373	¥ 372